ALPHA ALTERNATIVE ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

	Shares	Value (Note 2)
PRIVATE FUND INVESTMENTS (31.26%)
FBF 2023-1 LLC Economic Interest(a)(b)(c)	2,960,653	$1,983,255
MEP Capital IV, L.P.(b)(c)(d)(e)	2,493,131	2,684,072
WSP TGA Holdings, LLC(b)(c)(d)(e)	724,508	1,758,950
Total		6,426,277

TOTAL PRIVATE FUND INVESTMENTS
(Cost $6,171,077)		6,426,277

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (21.17%)
Asset Backed Securities (21.17%)
Experity Ventures SPV IV LLC
Series 2025-I, 17.500%, 06/22/2037	3,500,000	3,500,000
Quaker State Holdings, LLC
Series 2024-A, 9.000%, 03/12/2029	834,603	850,775
Total Asset Backed Securities		4,350,775

TOTAL ASSET-BACKED SECURITIES
(Cost $4,274,460)		4,350,775

PRIVATE LOAN (20.01%)
Alpha Alternative Strategies ICAV
10.850%, 05/30/2027(a)(f)	2,700,000	2,700,000
Whitehorse Funding,
10.000%, 12/30/2028(a)	900,000	900,000
Wildbrain - IOM Debt Financing,
14.000%, 12/17/2028(a)(e),(g)	470,180	511,156

TOTAL PRIVATE LOAN
(Cost $4,070,180)		4,111,156

	Principal Amount	Value (Note 2)
Asset Backed Securities (continued)
PRIVATE NOTES (24.60%)
Financial Service Company (24.60%)
Pentor Life Settlements
10.000%, 08/25/2028(a)	$907,501	$907,501
Thrivest Legal Funding, LLC Promissory Note
12.000%, 05/01/2029(e)	4,000,000	4,148,800
Total Financial Service Company		5,056,301

TOTAL PRIVATE NOTES
(Cost $5,037,701)		5,056,301

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM SECURITY (1.19%)
Money Market Funds
Fidelity Government Portfolio	3.280%	243,806	$243,806
			243,806
TOTAL SHORT TERM SECURITY
(Cost $243,806)			243,806

TOTAL INVESTMENTS (98.23%)
(Cost $19,797,224)			$20,188,315

OTHER ASSETS IN EXCESS OF LIABILITIES (1.77%)			364,074

NET ASSETS (100.00%)			$20,552,389

Investment Abbreviations:

Reference Rate:

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section. As of March 31, 2026, the investments that have been classified as Level 3 was $7,001,911, representing 34.07% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Private investment company that does not issue shares or units.
(d)	In accordance with ASC 820-10, the investment is valued using the practical expedient methodology.
(e)	Security deemed to be restricted as of June 30, 2026. As of June 30, 2026, the fair value of restricted securities in the aggregate was $9,102,978, representing 44.29% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(f)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2026 is based on the reference rate plus the displayed spread as of the securities last reset date.
(g)	Wildbrain - IOM Debt Financing is comprised of two securities 1) a loan participation agreement in the amount of $490,810 and 2) warrants in the amount of 20,346.

ALPHA ALTERNATIVE ASSETS FUND

Investments in Securities at Value	Level 1 - Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Investments Valued at Net Asset Value(1)	Total
Private Fund Investments	$–	$–	$1,983,255	$4,443,022	$6,426,277
Asset-Backed Securities	–	4,350,775	–	–	4,350,775
Private Loan	–	–	4,111,156	–	4,111,156
Private Notes	–	4,148,800	907,501	–	5,056,301
Short Term Security	243,806	–	–	–	243,806
Total	$243,806	$8,499,575	$7,001,912	$4,443,022	$20,188,315

(1)	In accordance with ASC 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.